Property and equipment - Summary of Property, Equipment and Depreciation is allocated (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 509,789
Ending balance	648,704	$ 509,789
Charge for the year	182,402	123,603	$ 20,276
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	659,321	446,336
Additions	319,471	212,985
Acquisition through business combination (Note 7)	1,846
Ending balance	980,638	659,321	446,336
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	149,532	25,929
Charge for the year	182,402	123,603
Ending balance	331,934	149,532	25,929
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	379,441
Ending balance	483,547	379,441
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	504,158	311,182
Additions	265,927	192,976
Acquisition through business combination (Note 7)	1,846
Ending balance	771,931	504,158	311,182
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	124,717	14,940
Charge for the year	163,667	109,777
Ending balance	288,384	124,717	14,940
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	130,348
Ending balance	165,157	130,348
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	155,163	135,154
Additions	53,544	20,009
Ending balance	208,707	155,163	135,154
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,815	10,989
Charge for the year	18,735	13,826
Ending balance	$ 43,550	$ 24,815	$ 10,989